CONSOLIDATED BALANCE SHEETS (Parenthetical) - ¥ / shares	Mar. 31, 2017	Mar. 31, 2016
Common stock, without a stated value
Common stock, Authorized shares	17,460,000,000	17,460,000,000
Common stock, Issued shares	3,899,563,000	3,958,543,000
Common stock, Outstanding shares	3,704,585,533	3,760,616,750
Treasury stock, shares	194,977,467	197,926,250